Income Taxes - Summary of Components of Recoverable Tax on Assets (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Components Of Recoverable Tax On Assets [Abstract]
Recoverable tax on assets paid	$ 250,551
Unrecognized recoverable tax on assets paid	(225,209)
Recognized recoverable tax on assets	$ 25,342